Prepaid Expenses and Other Current Assets	6 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

3. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
		(Unaudited)
Receivables from third-parties(1)	33,394,000	14,209,302
Prepaid service fees(2)	9,242,982	8,895,648
Advance to suppliers	618,035	418,645
Deductible input value-added tax	330,399	403,247
Security deposits	296,956	300,088
Staff allowance	177,115	182,680
Others	16,360	13,476
Total	44,075,847	24,423,086

(1)	In 2025, the Group entered into three separate agreements with third parties, with details and subsequent advance payment recovery as follows:

(a)	A software development agreement: The Group made an advance payment of RMB3,200,000 in accordance with the agreement. During the six months ended December 31, 2025, due to the Group’s business strategy adjustment, this agreement was terminated, and the service provider agreed to fully refund the advance payment. As of December 31, 2025, the prepayment was fully collected.

(b)	A market development agreement: The Group made an advance payment of RMB12,285,000 pursuant to the agreement. During the six months ended December 31, 2025, due to the Group’s business strategy adjustment, this agreement was terminated, and the service provider agreed to fully refund the advance payment. As of December 31, 2025, the advance payment was fully recovered.

(c)	An electric bus purchase agreement: The Group made an advance payment of RMB17,909,000 (US$2,500,000) in accordance with the agreement terms. Due to the adjustment of the Group’s business strategy, this agreement was terminated, and the supplier has agreed to fully refund the advance payment. The two parties reached a consensus on the repayment schedule: US$500,000 to be repaid by October 31, 2025; US$500,000 to be repaid by December 31, 2025; US$500,000 to be repaid by February 28, 2026; and US$1,000,000 to be repaid by April 30, 2026. During the six months ended December 31, 2025, US$500,000 (equivalent to RMB3,496,550) was recovered in the form of stable coins (USD Coins). As of the date of this report, US$2,000,000 (equivalent to RMB13,986,200) was recovered and the Group expected the remaining amount to be recovered in accordance with the agreed schedule.

(2)	In February 2025, the Group made a prepayment of RMB17,909,000 ($2,500,000) for strategic consulting services provided by a third party covered by a two-year term. The strategic service agreement entered was non-cancellable. For the six months ended December 31, 2025, the Group recognized RMB4,051,867 ($626,712) of the prepayment as general and administrative expenses in the unaudited consolidated statements of operations and comprehensive loss. As of December 31, 2025, the Group classified the current portion of the remaining prepayment, amounting to RMB8,765,324 ($1,253,425), under prepaid expenses and other current assets, and the non-current portion of RMB407,133 ($58,219) under other non-current assets.